Related parties (Details)		1 Months Ended
	Mar. 31, 2019	Mar. 31, 2019
Arctic LNG 2
Related parties
Percentage of interest acquired		10.00%
Novatek
Related parties
Proportion of ownership interest in associate	19.40%